Income Tax (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current			$ 177,066	$ 138,094
Deferred			(322,849)	(86,506)
State
Current			38,315	28,540
Deferred			(109,934)	(30,765)
Change in valuation allowance			413,993	136,060
Income tax provision	$ 26,942	$ 41,579	$ 196,591	$ 185,423